Subsequent Events (Details) - USD ($) $ in Billions	Jul. 01, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Percentage of principal amount at which notes may be required to be repurchased in event of change of control		101.00%
Senior Notes7.375 Percent Due2028 [Member] | Subsequent event
Subsequent Event [Line Items]
Interest rate (as a percent)	7.375%
Principal amount of debt	$ 1.0
Redemption price as a percentage of principal amount	100.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control	101.00%
Senior Notes7.375 Percent Due2028 [Member] | Subsequent event | Maximum
Subsequent Event [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	35.00%